Weighted Average Shares Outstanding - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Basic shares outstanding (in shares)	111,228,491	110,936,481
Share options (dilutive effect) (in shares)	0	133,295
Diluted shares (in shares)	111,228,491	111,069,776